Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.79%
Communication services: 3.66%
Entertainment: 3.66%
Liberty Media Corp.-Liberty Live Class C†	25,578	$2,480,299
TKO Group Holdings, Inc. Class A	13,769	2,780,787
		5,261,086
Consumer discretionary: 12.92%
Broadline retail: 1.31%
MercadoLibre, Inc.†	805	1,881,237
Diversified consumer services: 1.48%
Adtalem Global Education, Inc.†	13,769	2,126,622
Hotels, restaurants & leisure: 5.26%
Dutch Bros, Inc. Class A†	35,097	1,836,977
Hyatt Hotels Corp. Class A	12,383	1,757,519
Viking Holdings Ltd.†	31,480	1,956,797
Wingstop, Inc.	7,991	2,011,175
		7,562,468
Household durables: 2.26%
SharkNinja, Inc.†	13,408	1,383,035
Taylor Morrison Home Corp. Class A†	28,292	1,867,555
		3,250,590
Specialty retail: 2.61%
Burlington Stores, Inc.†	6,470	1,646,615
Chewy, Inc. Class A†	52,050	2,105,422
		3,752,037
Financials: 7.30%
Capital markets: 1.34%
Miami International Holdings, Inc.†	18,404	740,945
Robinhood Markets, Inc. Class A†	8,250	1,181,235
		1,922,180
Financial services: 4.62%
Affirm Holdings, Inc.†	32,846	2,400,386
Equitable Holdings, Inc.	56,950	2,891,921
Toast, Inc. Class A†	37,179	1,357,405
		6,649,712
Insurance: 1.34%
Ryan Specialty Holdings, Inc. Class A	34,194	1,927,174
Health care: 20.89%
Biotechnology: 6.36%
ADMA Biologics, Inc.†	62,748	919,886
Ascendis Pharma AS ADR†	8,535	1,696,843
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Insmed, Inc.†	12,927	$1,861,617
Natera, Inc.†	8,030	1,292,589
Neurocrine Biosciences, Inc.†	11,567	1,623,775
Soleno Therapeutics, Inc.†	10,901	736,908
Vericel Corp.†	31,953	1,005,561
		9,137,179
Health care equipment & supplies: 4.71%
Glaukos Corp.†	13,391	1,092,036
iRhythm Technologies, Inc.†	18,217	3,133,142
Penumbra, Inc.†	10,031	2,541,053
		6,766,231
Health care providers & services: 7.50%
Guardant Health, Inc.†	26,507	1,656,157
HealthEquity, Inc.†	25,302	2,397,871
Option Care Health, Inc.†	61,293	1,701,494
RadNet, Inc.†	40,426	3,080,865
Tenet Healthcare Corp.†	9,608	1,950,808
		10,787,195
Life sciences tools & services: 1.07%
Repligen Corp.†	11,544	1,543,087
Pharmaceuticals: 1.25%
Teva Pharmaceutical Industries Ltd. ADR†	88,705	1,791,841
Industrials: 25.86%
Aerospace & defense: 4.58%
ATI, Inc.†	15,075	1,226,200
Curtiss-Wright Corp.	5,521	2,997,572
Mercury Systems, Inc.†	30,522	2,362,403
		6,586,175
Building products: 1.14%
AAON, Inc.	17,592	1,643,796
Commercial services & supplies: 4.21%
Casella Waste Systems, Inc. Class A†	31,885	3,025,249
RB Global, Inc.	17,238	1,867,910
Tetra Tech, Inc.	34,832	1,162,692
		6,055,851
Construction & engineering: 6.44%
Argan, Inc.	7,653	2,066,692
Construction Partners, Inc. Class A†	25,757	3,271,139
EMCOR Group, Inc.	6,029	3,916,077
		9,253,908
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Electrical equipment: 0.59%
Power Solutions International, Inc.†	8,606	$845,281
Ground transportation: 1.19%
Saia, Inc.†	5,725	1,713,836
Machinery: 2.97%
ESAB Corp.	15,396	1,720,349
RBC Bearings, Inc.†	6,537	2,551,326
		4,271,675
Professional services: 2.02%
Parsons Corp.†	18,370	1,523,241
UL Solutions, Inc. Class A	19,440	1,377,518
		2,900,759
Trading companies & distributors: 2.72%
Applied Industrial Technologies, Inc.	8,863	2,313,686
SiteOne Landscape Supply, Inc.†	12,401	1,597,249
		3,910,935
Information technology: 21.79%
Electronic equipment, instruments & components: 4.40%
Celestica, Inc.†	13,153	3,240,636
Novanta, Inc.†	13,932	1,395,290
Teledyne Technologies, Inc.†	2,890	1,693,656
		6,329,582
Semiconductors & semiconductor equipment: 5.46%
Astera Labs, Inc.†	10,662	2,087,620
Impinj, Inc.†	7,619	1,377,134
Monolithic Power Systems, Inc.	2,106	1,938,868
Rambus, Inc.†	23,448	2,443,281
		7,846,903
Software: 11.93%
Clearwater Analytics Holdings, Inc. Class A†	105,308	1,897,650
Commvault Systems, Inc.†	13,870	2,618,379
Guidewire Software, Inc.†	10,139	2,330,550
Procore Technologies, Inc.†	29,039	2,117,524
SailPoint, Inc.†	52,155	1,151,582
Samsara, Inc. Class A†	41,551	1,547,775
ServiceTitan, Inc. Class A†	12,648	1,275,298
Tyler Technologies, Inc.†	3,604	1,885,469
Varonis Systems, Inc. Class B†	40,516	2,328,454
		17,152,681
Materials: 1.93%
Metals & mining: 1.93%
Carpenter Technology Corp.	11,262	2,765,272
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Shares	Value
Real estate: 1.58%
Real estate management & development: 1.58%
Jones Lang LaSalle, Inc.†	7,615	$2,271,402
Utilities: 2.86%
Independent power and renewable electricity producers: 2.86%
Talen Energy Corp.†	9,659	4,108,745
Total common stocks (Cost $113,236,087)		142,015,440

		Yield
Short-term investments: 0.48%
Investment companies: 0.48%
Allspring Government Money Market Fund Select Class♠∞		4.07%	695,601	695,601
Total short-term investments (Cost $695,601)				695,601
Total investments in securities (Cost $113,931,688)	99.27%			142,711,041
Other assets and liabilities, net	0.73			1,052,589
Total net assets	100.00%			$143,763,630

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,090,292	$29,581,761	$(29,976,452)	$0	$0	$695,601	695,601	$52,367
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery SMID Cap Growth Fund

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,261,086	$0	$0	$5,261,086
Consumer discretionary	18,572,954	0	0	18,572,954
Financials	10,499,066	0	0	10,499,066
Health care	30,025,533	0	0	30,025,533
Industrials	37,182,216	0	0	37,182,216
Information technology	31,329,166	0	0	31,329,166
Materials	2,765,272	0	0	2,765,272
Real estate	2,271,402	0	0	2,271,402
Utilities	4,108,745	0	0	4,108,745
Short-term investments
Investment companies	695,601	0	0	695,601
Total assets	$142,711,041	$0	$0	$142,711,041
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery SMID Cap Growth Fund | 5